Document And Entity Information	3 Months Ended
Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	Forest Road Acquisition Corp.
Document Type	S-4/A
Amendment Flag	false
Entity Central Index Key	0001826889
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE